Schedule of purchase price of acquisition (Details) - USD ($)		Jun. 02, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill (Note 9)			$ 12,059,428	$ 12,059,428	$ 27,001,383
Dynamic Indonesia Holdings Limited [Member]
Business Acquisition [Line Items]
Net assets acquired	[1]	$ (1,510,899)
Goodwill (Note 9)	[2]	7,771,855
Non-controlling interests	[3]	(3,931,441)
Total		2,329,515
Cash consideration		200,000
Fair value of previously held equity interests		$ 2,129,515

[1]	Net assets acquired primarily included accounts receivables and other receivables of approximately US$0.6 million, property and equipment of approximately US$0.2 million, operating lease right-of-use assets relating to land use rights of approximately US$0.1 million and other assets of approximately US$1.6 million and liabilities of approximately US$4.1 million as of the date of acquisition.
[2]	Goodwill arose on the acquisition from the expected synergies from combining our existing airtime operations with those of Dynamic Indonesia Holdings Limited.
[3]	An independent valuation firm was hired by Noble Tack International Limited to value it shares in Dynamic Indonesia at approximately the date of the acquisition. The firm used market approach Price-to-Sales multiple-based methodology to determine the value.